Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Annual Minimum Lease Payments

2012	2013	2014	2015	2016	Thereafter
$2,613	$1,981	$1,448	$871	$345	$398

Schedule Of Leases Treatment Plants To Other Parties Under Lease Agreements

2012	2013	2014	2015	2016	Thereafter
$494	$494	$488	$460	$460	$3,602

Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2011	2010	2009

Operating lease expense	$4,441	$4,227	$4,111
Purchased water under
long-term agreements	14,507	13,621	12,894
Water treatment expense
under contractual agreement	865	777	691